Equity - Summary of Non-controlling Interests (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	$ 314,806,354	$ 291,738,408
Non-controlling Interests, Profit (Loss)	$ 46,557,616	56,901,531	$ 15,556,165
Enel Distribucion Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.91%
Non-controlling Interests, Equity	$ 6,355,777	6,227,952
Non-controlling Interests, Profit (Loss)	$ 127,316	201,180	151,538
Enel Transmisin Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.91%
Non-controlling Interests, Profit (Loss)		441,203	291,934
Enel Generacin Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	6.45%
Non-controlling Interests, Equity	$ 151,219,559	133,643,846
Non-controlling Interests, Profit (Loss)	$ 32,630,554	38,554,346	7,480,423
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	7.35%
Non-controlling Interests, Equity	$ 11,753,423	12,839,546
Non-controlling Interests, Profit (Loss)	$ 10,855,794	13,741,749	7,717,216
Sociedad Agricola de Cameros Ltda. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	42.50%
Non-controlling Interests, Equity	$ 2,137,425	2,305,275
Non-controlling Interests, Profit (Loss)	$ (147,686)	194,687	52,068
Geotermica del Norte SA [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	15.41%
Non-controlling Interests, Equity	$ 66,439,207	64,351,911
Non-controlling Interests, Profit (Loss)	$ 461,920	(1,408,970)	(760,576)
Parque Eolico Talinay Oriente S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	39.09%
Non-controlling Interests, Equity	$ 76,728,440	72,215,503
Non-controlling Interests, Profit (Loss)	2,606,244	5,155,807	609,150
Others. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	172,523	154,375
Non-controlling Interests, Profit (Loss)	$ 23,474	$ 21,529	$ 14,412